DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability, Fair Value, Gross Liability	$ 727,767		$ 727,767		$ 10,854,214
Derivative Liability	340,000		340,000		947,175
Derivative, Loss on Derivative			384,767		9,907,039
Derivative, gain (loss) on derivative, net	68,199	$ 420,070	431,853	$ 9,698,885	7,406,416	$ (7,238,498)
Derivative, gain (loss) on derivative, net	$ (68,199)	$ (420,070)	$ (431,853)	$ (9,698,885)	$ (7,406,416)	$ 7,238,498